Loans Payable Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 30, 2020
PPP Loan
Loans received, other	$ 18,608
SBA Loan
Loans received, other	114,900
Loans payable, net	114,900
Accrued interest, loans	2,101
Coyne Enterprises
Loans payable, net	15,000	$ 30,000
Accrued interest, loans	155	$ 1,050
Trillium Partners Loan 1
Loans payable, net	15,000
Accrued interest, loans	363
Loan Agreement entered	12,500
Trillium Partners Loan 2
Loans payable, net	0
Accrued interest, loans	0
Loan Agreement entered	25,000
Trillium Partners Loan 3
Loans payable, net	15,000
Accrued interest, loans	378
Loan Agreement entered	15,000
NJEDA Small Business Emergency Loan
Loan Agreement entered	$ 5,000